SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Mar. 31, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions*	Balance at end of year
2010
Allowance for doubtful accounts	¥16,422	¥13,990	¥(10,732)	¥19,680
2011
Allowance for doubtful accounts	¥19,680	¥13,745	¥(14,286)	¥19,139
2012
Allowance for doubtful accounts	¥19,139	¥17,224	¥(11,283)	¥25,080
* Amounts written off.
	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions	Balance at end of year
2010
Valuation allowance for deferred tax assets	¥451	¥806	¥(0)	¥1,257
2011
Valuation allowance for deferred tax assets	¥1,257	¥1,090	¥(9)	¥2,338
2012
Valuation allowance for deferred tax assets	¥2,338	¥8,372	¥(30)	¥10,680